Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7	-	INTANGIBLE ASSETS, NET

A.	Intangible assets, net, consists of the following:

	US dollars
	December 31,			December 31,
(in thousands)	2011	2011	2011	2010
	Original amount	Accumulated amortization	Unamortized balance	Unamortized balance
GIS database	4,052	(1,904)	2,148	2,753
Customer base	1,191	(1,011)	180	414
Brand name	1,230	(391)	839	997
Others (*)	5,719	(5,531)	188	238
	12,192	(8,837)	3,355	4,402

(*) See B below.

Amortization of intangible assets amounted to US$ 818,000 US$ 1,059,000 and US$ 1,180,000 for the years ended December 31, 2011, 2010 and 2009, respectively.  As of December 31, 2011, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2012 – US$ 730,000; 2013 – US$ 510,000; 2014 – US$ 510,000, 2015 US$ 510,000, 2016 – US$ 510,000.

B.
During 2009, the Company recorded an amount of US$ 751,000, as an impairment loss with respect to licenses held by a US subsidiary.  Such impairment was recorded due to the fact that such assets were no longer expected to be used.

    The impairment amount was included in "other expenses (income), net", and was based on valuation performed by management.